Document and Entity Information (USD $)	12 Months Ended
	Mar. 31, 2012	Jul. 12, 2012	Jul. 11, 2012
Document and Entity Information
Document Type	10-K
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Trading Symbol	htm
Entity Registrant Name	US GEOTHERMAL INC
Entity Central Index Key	0001172136
Current Fiscal Year End Date	--03-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		88,955,948
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Entity Public Float			$ 32,913,701
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Statement of Financial Position (USD $)	Mar. 31, 2012	Mar. 31, 2011
Current:
Cash and cash equivalents	$ 4,433,051	$ 8,098,905
Restricted cash	2,920,000	645,000
Receivable from subsidiary	0	282,257
Trade accounts receivable	335,721	532,605
Other current assets	1,004,848	164,239
Total current assets	8,693,620	9,723,006
Deposit on mineral rights purchase	200,000	200,000
Investment in equity securities	92,497	178,486
Investment in subsidiary	0	17,968,651
Property, plant and equipment, net of accumulated depreciation	193,867,155	40,295,117
Intangible assets, net of accumulated amortization	16,177,596	16,957,708
Total assets	219,030,868	85,322,968
Current Liabilities:
Accounts payable and accrued liabilities	1,637,294	940,563
Accounts payable, construction	28,564,315	0
Related party accounts payable	2,087	2,338
Current portion of capital lease obligation	14,183	12,736
Note payable, bridge loan	7,500,000	0
Promissory note payable, current	0	230,000
Total current liabilities	37,717,879	1,185,637
Long-term Liabilities:
Capital lease obligation, less current portion	0	14,372
Stock compensation payable	0	1,527,829
Convertible loan payable	2,125,000	5,132,740
Retention payable	8,374,762	0
Construction loans payable	58,995,708	11,651,861
Total liabilities	107,213,349	19,512,439
Commitments and Contingencies	0	0
STOCKHOLDERS EQUITY
Capital stock	85,080	84,762
Additional paid-in capital	93,475,298	90,283,987
Accumulated other comprehensive income (loss)	23,002	108,990
Accumulated deficit	(31,530,306)	(25,308,177)
Total stockholders' equity, before Non-controlling interest	62,053,074	65,169,562
Non-controlling interest	49,764,445	640,967
Total stockholders equity	111,817,519	65,810,529
Total liabilities and stockholders equity	$ 219,030,868	$ 85,322,968

Statement of Financial Position (Parenthetical) (USD $)	Mar. 31, 2012	Mar. 31, 2011
Common Stock, Shares Authorized	250,000,000	250,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares, Issued	85,080,445	84,761,956
Common Stock, Shares, Outstanding	85,080,445	84,761,956

Statement of Operations (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Plant Operations:
Energy sales	$ 5,424,696	$ 2,438,471
Energy credit sales	469,417	79,569
Land, water, and mineral rights lease	0	196,893
Management fees	0	250,000
Gain from investment in subsidiary	0	288,612
Plant production expenses	(3,610,139)	(1,630,316)
Well repairs and maintenance	(3,066,301)	0
Net loss from plant operations	(782,327)	1,623,229
Operating Expenses:
Corporate administration	899,554	740,560
Professional and management fees	1,889,142	1,128,993
Salaries and wages	1,237,462	1,084,385
Stock based compensation	1,454,376	1,066,565
Travel and promotion	203,444	378,528
Other plant expenses	3,603,206	1,129,993
Other operating expenses	559,066	133,555
Total operating expenses	9,846,250	5,662,579
Loss from Operations	(10,628,577)	(4,039,350)
Other Income (Loss):
Other income	3,328	24,922
Loss on disposal of water rights	(548,701)	0
Interest income	122,361	42,092
Total other income	(423,012)	67,014
Net Loss Before Accumulated Change	(11,051,589)	(3,972,336)
Accumulated effect on prior period application of capitalization policy	262,305	0
Net Loss	(10,789,284)	(3,972,336)
Net loss attributable to the non- controlling interest	4,567,155	17,920
Net Loss Attributable to U.S. Geothermal Inc.	(6,222,129)	(3,954,416)
Other Comprehensive Income:
Unrealized loss on investment in equity securities	(85,988)	(27,703)
Comprehensive Loss Attributable to U.S. Geothermal Inc.	$ (6,308,117)	$ (3,982,119)
Basic And Diluted Net Loss Per Share Attributable to U.S. Geothermal Inc.	$ (0.07)	$ (0.05)
Weighted Average Number of Shares Outstanding for Basic and Diluted Calculations	84,920,687	79,831,008

Statement of Cash Flows (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Operating Activities:
Net loss	$ (10,789,284)	$ (3,972,336)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation and amortization	2,994,936	1,304,939
Gain on operations of subsidiary	0	(288,612)
Foreign exchange transaction (gain) loss	(2)	4,922
Loss on sale of equity investment	0	4,964
Loss on disposal of water rights	548,701	0
Loss on remove of costs incurred on test wells	260,641	0
Loss on disposal of equipment	67	0
Stock based compensation	1,454,376	1,066,565
Net changes in:
Accounts receivable	789,992	(302,298)
Accounts payable and accrued liabilities	29,697	(15,436)
Prepaid expenses &amp; other	(633,490)	(11,289)
Total cash used by operating activities	(5,344,366)	(2,208,581)
Investing Activities:
Purchases of property, plant and equipment	(26,778,527)	(13,070,992)
Cash restricted by regulating entities	(2,275,000)	(60,000)
Cash paid on deposit of mineral rights purchase	0	(200,000)
Initial conversion from consolidation of subsidiary	592,330	0
Distributions received from subsidiary	0	418,236
Proceeds from sale of equipment	100	0
Total cash used by investing activities	(28,461,097)	(12,912,756)
Financing Activities:
Issuance of share capital, net of share issue costs	209,424	5,260,467
Proceeds received from non-controlling interest	20,661,475	1,000
Distributions to non-controlling interest	(113,365)	0
Proceeds from issuance of convertible debt	2,125,000	5,000,000
Proceeds from bridge loan	7,500,000	0
Principal payment on promissory note	(230,000)	0
Principal payments on capital lease	(12,925)	(11,837)
Total cash provided by financing activities	30,139,609	10,249,630
Decrease in Cash and Cash Equivalents	(3,665,854)	(4,871,707)
Cash and Cash Equivalents, Beginning of Period	8,098,905	12,970,612
Cash and Cash Equivalents, End of Period	4,433,051	8,098,905
Supplemental Disclosures:
Purchase of property and equipment on account	28,664,837	509,650
Construction and development paid directly with construction loans	52,423,700	11,433,435
Debt converted to non-controlling interest	5,132,740	0
Capitalized accrued interest	1,871,422	351,166
Net assets and liabilities received from consolidation of subsidiary	45,386,103	0
Other Items:
Interest paid	$ 5,547	$ 9,955

Statement of Stockholders Equity (USD $)	Common Shares [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Comprehensive Income [Member]	Non-controlling Interest [Member]	Total
Beginning Balance at Mar. 31, 2010	$ 78,648	$ 83,667,011	$ (21,353,761)	$ 136,693	$ 657,887	$ 63,186,478
Beginning Balance (Shares) at Mar. 31, 2010	78,647,776
Capital stock issued as result of a direct placement closed March 4, 2011, net of issuance costs	5,112	4,926,877				4,931,989
Capital stock issued as result of a direct placement closed March 4, 2011, net of issuance costs (Shares)	5,112,000
Stock issued from the exercise of stock options	297	328,318				328,615
Stock issued from the exercise of stock options (Shares)	297,180
Stock issued for the stock compensation plan (restricted shares)	235	232,415				232,650
Stock issued for the stock compensation plan (restricted shares) (Shares)	235,000
Stock issued, restricted until vesting period complete	470	28,252				28,722
Stock issued, restricted until vesting period complete (Shares)	470,000
Initial formation contribution by non-controlling interest in Oregon USG Holdings, LLC					1,000	1,000
Stock compensation liability		1,101,114				1,101,114
Unrealized loss on investment				(27,703)		(27,703)
Net loss			(3,954,416)		(17,920)	(3,972,336)
Ending Balance at Mar. 31, 2011	84,762	90,283,987	(25,308,177)	108,990	640,967	65,810,529
Ending Balance (Shares) at Mar. 31, 2011	84,761,956
Equity interest from consolidation of non- controlling interest RREI					28,009,782	28,009,782
Equity contributions and note conversion by non-controlling interest USG Oregon					25,794,216	25,794,216
Distributions to non-controlling interest entity					(113,365)	(113,365)
Stock issued from the exercise of stock options	76	83,215				83,291
Stock issued from the exercise of stock options (Shares)	76,500
Stock issued under At Market Issuance Sales Agreement	242	125,891				126,133
Stock issued under At Market Issuance Sales Agreement (Shares)	241,989
Stock compensation liability		2,733,627				2,733,627
Vesting of restricted shares		248,578				248,578
Unrealized loss on investment				(85,988)		(85,988)
Net loss			(6,222,129)		(4,567,155)	(10,789,284)
Ending Balance at Mar. 31, 2012	$ 85,080	$ 93,475,298	$ (31,530,306)	$ 23,002	$ 49,764,445	$ 111,817,519
Ending Balance (Shares) at Mar. 31, 2012	85,080,445

ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Mar. 31, 2012
ORGANIZATION AND DESCRIPTION OF BUSINESS [Text Block]

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

When U.S. Cobalt Inc. (“GTH” or the “Company”) completed a reverse take-over on December 19, 2003, the former stockholders of U.S. Geothermal Inc. (“GEO – Idaho”) a company incorporated on February 26, 2002 in the State of Idaho, U.S.A. acquired control of GTH. In connection with the transaction, U.S. Cobalt Inc. changed its name to U.S. Geothermal Inc. and consolidated its common stock on a one new to five old basis. All references to common shares in these financial statements have been restated to reflect the rollback of common stock. The Company constructs and manages power plants that utilize geothermal resources to produce energy. The Company’s operations have been, primarily, focused in the Western United States of America.

All references to “dollars” or “$” are to United States dollars and all references to $ CDN are to Canadian dollars.

Basis of Presentation

The Company consolidates subsidiaries that it controls (m ore-than-50% owned) and entities over which control is achieved through means other than voting rights. These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, as well as one controlling interest. The accounts of the following companies are consolidated in these financial statements:

i)	U.S. Geothermal Inc. (incorporated in the State of Delaware);
ii)	U.S. Geothermal Inc. (incorporated in the State of Idaho);
iii)	Gerlach Geothermal LLC (organized in the State of Delaware);
iv)	U.S. Geothermal Services, LLC (organized in the State of Delaware);
v)	USG Nevada LLC (organized in the State of Delaware);
vi)	Raft River Energy I LLC (organized in the State of Delaware);
vii)	USG Gerlach LLC (organized in the State of Delaware);
viii)	USG Oregon LLC (organized in the State of Delaware)
ix)	Oregon USG Holdings, LLC (organized in the State of Delaware);
x)	Nevada USG Holdings, LLC (organized in the State of Delaware);
xi)	Nevada North USG Holdings, LLC (organized in the State of Delaware)
xii)	USG Nevada North, LLC (organized in the State of Delaware); and
xiii)	U.S. Geothermal Guatemala, S.A.

All intercompany transactions are eliminated upon consolidation.

Raft River Energy I LLC (“RREI”), previously a 100% owned subsidiary, was recorded from July 1, 2006 through March 31, 2011 under the equity method after the addition of a controlling partner for additional project financing. The Company as determined that effective April 1, 2011, RREI was fully consolidated and recognizes a non-controlling interest. The change was warranted due to circumstances and conditions that affected the control of the entity (See Notes 17 and 18 for details).

In cases where the Company owns a majority interest in an entity but does not own 100% of the interest in the entity it recognizes a non-controlling interest. The Company will recognize 100% of the assets and liabilities of the entity, and disclose the non-controlling interest. The statements of operations will consolidate the subsidiary’s full operations, and will separately disclose the elimination of the non-controlling interest’s allocation of profits and losses.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Text Block]

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following are summarized accounting policies considered to be significant by the Company’s management:

Accounting Method

The Company’s consolidated financial statements are prepared using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently applied in the preparation of the consolidated financial statements.

Use of Estimates

The preparation of consolidated financial statements in accordance with generally accepted accounting principles requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities known to exist as of the date the consolidated financial statements are published, and the reported amounts of revenues and expenses during the reporting period. Uncertainties with respect to such estimates and assumptions are inherent in the preparation of the Company’s consolidated financial statements; accordingly, it is possible that the actual results could differ from these estimates and assumptions and could have a material effect on the reported amounts of the Company’s consolidated financial position and consolidated results of operations.

Cash and Cash Equivalents

The Company considers all unrestricted cash, short-term deposits, and other investments with original maturities of no more than ninety days when acquired to be cash and cash equivalents for the purposes of the statement of cash flows. Discussion regarding restricted cash is included in Note 3.

Trade Accounts Receivable Allowance for Doubtful Accounts

Management estimates the amount of trade accounts receivable that may not be collectible and records an allowance for doubtful accounts, accordingly. The allowance is an estimate based upon aging of receivable balances, historical collection experience, and the periodic credit evaluations of our customers’ financial condition. Receivable balances are written off when we determine that the balance is uncollectible. As of March 31, 2012 and 2011, there were no balances that were over 90 days past due and no balance in allowance for doubtful accounts was recognized.

Concentration of Credit Risk

The Company’s cash and cash equivalents, including restricted cash, consisted of commercial bank deposits, money market accounts, and petty cash. Cash deposits are held in commercial banks in Boise, Idaho and Portland, Oregon. Deposits are guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000 per legal entity through December 31, 2013. At March 31, 2012, the Company’s total cash balance, excluding money market funds, was $5,978,022, and bank deposits amounted to $6,000,241. The difference was due to outstanding checks and deposits. Of the bank deposits, $4,841,083 was not covered by or was in excess of FDIC insurance guaranteed limits. At fiscal year end, the Company’s money market funds invested in government backed securities totaled $1,372,829 and were not subject to deposit insurance.

Equity Securities

The Company determines the appropriate classification of marketable securities at the time of purchase and reevaluates this designation as of each balance sheet date. The Company classifies these securities as either held-to-maturity, trading, or available-for-sale. All marketable securities and restricted investments were classified as available-for-sale securities. The Company classifies its investments as “available for sale” because it does not intend to actively buy and sell for short-term profits. The Company's investments are subject to market risk, primarily interest rate and credit risk. The fair value of investments is determined using observable or quoted market prices for those securities.

Available-for-sale securities are carried at fair value, with unrealized gains and losses included as a component of accumulated other comprehensive income (loss). Realized gains and losses, declines in value judged to be other than temporary and interest on available-for-sale securities are included in net income. The cost of securities sold is based on the specific identification method.

Property, Plant and Equipment

Property, plant and equipment, including assets under capital lease, are recorded at historical cost. Costs of acquisition of geothermal properties are capitalized in the period of acquisition. Major improvements that significantly increase the useful lives and/or capabilities of the assets are capitalized. A primary factor in determining whether to capitalize construction type costs is the stage of the potential project’s development. Once a project is determined to be commercially viable, all costs directly associated with the development and construction of the project are capitalized. Until that time, all development costs are expensed. A commercially viable project will have, among other factors, a reservoir discovery well or other significant geothermal surface anomaly, a power transmission path that is identified and available, and an electricity off-taker identified. A valid reservoir discovery is generally defined when a test well has been substantially completed that that indicates the presence of a geothermal reservoir that has a high probability of possessing the necessary temperatures, volumes, and flow rates. After a valid discovery has been made, the project enters the development stage. Generally, all costs incurred during the development stage are capitalized and tracked on an individual project basis. If a geothermal project is abandoned, the associated costs that have been capitalized are charged to income in the year of abandonment. Expenditures for repairs and maintenance are charged to expense as incurred. Interest costs incurred during the construction period of defined major projects from debt that is specifically incurred for those projects are capitalized.

Direct labor costs, incurred for specific major projects expected to have long-term benefits will be capitalized. Direct labor costs subject to capitalization include employee salaries, as well as, related payroll taxes and benefits. With respect to the allocation of salaries to projects, salaries are allocated based on the percentage of hours that our key managers, engineers and scientists work on each project and are invoiced to the project each month. These individuals track their time worked at each project. Major projects are, generally, defined as projects expecting to exceed $100,000. Direct labor includes all of the time incurred by employees directly involved with construction and development activities. General and/or indirect management time and time spent evaluating the feasibility of potential projects are expensed when incurred. Employee training time is expensed when incurred.

Depreciation is calculated on a straight-line basis over the estimated useful life of the asset. Where appropriate, terms of property rights and revenue contracts can influence the determination of estimated useful lives. Estimated useful lives by major asset categories are summarized as follows:

Estimated Useful
Asset Categories	Lives in Years

Furniture, vehicle and other equipment	3 to 5
Power plant, buildings and improvements	3 to 30
Wells	30
Well pumps and components	5 to 15
Pipelines	30
Transmission lines	30

Intangible Assets

All costs directly associated with the acquisition of geothermal and surface water rights are capitalized as intangible assets. These costs are amortized over their estimated utilization period. There are several factors that influence the estimated utilization periods as well as underlying fair value that include, but are not limited to, the following:

-	contractual expiration terms of the right,
-	contractual terms of an associated revenue contract (i.e., PPA’s),
-	compliance with utilization and other requirements, and
-	hierarchy of other right holders who share the same resource.

Currently, amortization expense is being calculated on a straight-line basis over an estimated utilization period of 30 years for assets placed in service. If an intangible water or geothermal right is forfeited or otherwise lost, the remaining unamortized costs are expensed in the period of forfeiture. An impaired right is reduced to its estimated fair market value in the year the impairment is realized. Costs incurred that extend the term of an intangible right are capitalized and amortized over the new estimated period of utilization.

Impairment of Long-Lived Assets

The Company evaluates its long-term assets annually for impairment and when circumstances/events occur that may impact the fair value of the assets. An impairment loss would be recognized if the carrying amount of a capitalized asset is not recoverable and exceeds its fair value. The most recent assessment was performed based upon financial conditions and assumptions as of March 31, 2012. Management believes that there have not been any circumstances that have warranted the recognition of losses due to the impairment of long-lived assets.

Stock Options Granted to Employees and Non-employees

The Company follows financial accounting standards that require the measurement of the value of employee services received in exchange for an award of equity instrument based on the grant-date fair value of the award. For employees, directors and officers, the fair value of the awards are expensed over the vesting period. The current vesting period for all options is eighteen months.

Non-employee stock-based compensation is granted at the Board of Director’s discretion to reward select consultants for exceptional performance. Prior to issuance of the awards, the Company was not under any obligation to issue the stock options. Subsequent to the award, the recipient was not obligated to perform any services. Therefore, the fair value of these options was expensed on the grant date, which was also the measurement date.

Under the fair value recognition provisions, share-based compensation cost is measured at the grant date based on the value of the award and is recognized as expense over the vesting period. Determining the fair value of share-based awards at the grant date requires judgment. In addition, judgment is also required in estimating the amount of share-based awards that are expected to be forfeited. If actual results differ significantly from these estimates, stock-based compensation expense and our results of operations could be materially impacted.

The Company has adopted a standard that states that if certain conditions are present surrounding the issuance of equity instruments as share based compensation, then circumstances may warrant the recognition of a liability for financial reporting purposes. One such condition is present when the Company issued stock options denominated in a foreign currency (Canadian dollars) to employees. Authors of the standard have reasoned that when a condition is present that creates a financial risk to the recipient in addition to normal market risks (i.e., foreign currency translation risk), then the instrument takes on the characteristics of a liability, rather than an equity item. As the underlying stock options are exercised or are forfeited, then the stock based compensation liability will be reduced. The Company’s financial statements reflect these changes in the consolidated balance sheet. As the value of the options change over the vesting periods, these changes will ultimately be reflected in the amount of expense charged to operations.

Stock Based Compensation Granted to Employees

The Company recognizes the value of common stock granted to employees and directors over the periods in which the services are received. The value of those services is based upon the estimated fair value of the common stock to be awarded. Estimated fair value is adjusted each reporting period. At the end of each vesting period, estimated fair value is adjusted to fair market value. The adjustment is reflected in the reporting period in which the vesting occurs.

Earnings Per Share

The Company follows financial accounting standards, which provides for calculation of "basic" and "diluted" earnings per share. Basic earnings per share includes no dilution and is computed by dividing net income available to common shareholders by the weighted average common shares outstanding for the period. Diluted earnings per share reflect the potential dilution of securities that could share in the earnings of an entity similar to fully diluted earnings per share. Although there were common stock equivalents outstanding at March 31, 2012 and 2011, they were not included in the calculation of earnings per share because their inclusion would have been considered anti-dilutive. Total common stock equivalents at March 31, 2012 and 2011 were 97,906,612 and 102,665,193 ; respectively.

Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents, trade account and other receivables, refundable tax credits, and accounts payable and accrued liabilities. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments. The fair values of these financial instruments approximate their carrying values, unless otherwise noted.

Refundable tax credit is comprised of Goods and Services Tax/Harmonized Sales Tax (“GST/HST”) which is refundable from the Government of Canada and is included in other current assets.

The Company’s functional currency is the U.S. dollar. Monetary items are converted into U.S. dollars at the rate prevailing at the balance sheet date. Resulting gains and losses are generally included in determining net income for the period in which exchange rates change.

Revenue

Revenue Recognition

Energy Sales
 The energy sales revenue is recognized when the power is produced and delivered to the customer under the terms defined in the Power Purchase Agreements.

Renewable Energy Credits (“RECs”)
 Revenues from RECs sales are recognized when the Company has met the terms of certain energy sales agreements with a financially capable buyer and has met the applicable governing regulations. The Company earns one REC for each megawatt hour produced from the geothermal power plant.

At Raft River Energy I LLC, each REC is certified by Western Electric Coordinating Council and sold under a REC Purchase and Sales Agreement to Holy Cross Energy. At San Emidio, the majority of the RECs are owned by our customer and are bundled with energy sales. The remaining minor RECs from the San Emidio plant associated with internal station usage only are certified by the State of Nevada Public Utilities Commission and sold to Barrick Goldstrike Mines Inc. under a stand-alone purchase order.

Revenue Source
All of the Company’s operating revenues (energy sales and energy credit sales) originate from energy production from its interests in geothermal power plants located in the states of Idaho and Nevada.

Recent Accounting Pronouncements

Management has considered all recent accounting pronouncements. The following pronouncement was deemed applicable to our financial statements.

Presentation of Comprehensive Income
In June 2011, FASB issued Accounting Standards Update No. 2011-05, Comprehensive Income (Topic 220), Presentation of Comprehensive Income (“Update 2011-05”). Update 2011-05 improves the comparability and consistency of financial reporting of items reported in other comprehensive income between U.S. GAAP and IFRS. Update 2011-05 is effective for fiscal years and interim periods within those years, beginning after December 15, 2011, and should be applied retrospectively. In December 2011, FASB issued Accounting Standards Update No. 2011-12 , Comprehensive Income (Topic 220), Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, (“Update 2011-12”). Update 2011-12 defers the effective date of certain reclassification adjustments out of accumulated other comprehensive income required by Update 2011-05. Update 2011-12 is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Management is still evaluating the impact of these updates, and expects that they may impact the presentation of the statements of financial position, statements of operations, and statements of changes in shareholders equity.

RESTRICTED CASH	12 Months Ended
Mar. 31, 2012
RESTRICTED CASH [Text Block]

NOTE 3 – RESTRICTED CASH

The Company maintains cash balances that are restricted under Letter of Credit covenants for State and Federal well bonding requirements. These bonds renew on an annual basis. Restricted cash balances and explanations of the nature of the restrictions are summarized as follows:

	March 31,
State Agency	2012	2011
Idaho Department of Water Resources, Geothermal Well Bond	$260,000	$260,000
Bureau of Land Management, Geothermal Lease Bond – Gerlach Geothermal	10,000	10,000
State of Nevada Division of Minerals, Statewide Drilling Bond	50,000	50,000
Bureau of Land Management, Geothermal Lease Bonds	150,000	150,000
Oregon Department of Geology and Mineral Industries, Mineral Land and Reclamation Program	325,000	175,000
U.S. Department of Energy – Construction Loan Bond	2,125,000	-

	$2,920,000	$645,000

The well bonding requirements ensure that the Company has sufficient financial resources to construct, operate and maintain geothermal wells while safeguarding subsurface, surface and atmospheric resources from unreasonable degradation, and to protect ground water aquifers and surface water sources from contamination. Other future costs of environmental remediation cannot be reasonably estimated and have not been recorded. The construction bond is required by the Loan Guarantee Agreement with the Department of Energy at Neal Hot Springs and will convert to a plant reserve fund upon completion of the plant facility.

INVESTMENT IN EQUITY SECURITIES	12 Months Ended
Mar. 31, 2012
INVESTMENT IN EQUITY SECURITIES [Text Block]

NOTE 4 – INVESTMENT IN EQUITY SECURITIES

Investments in equity securities ( 150,000 shares of a publicly traded geothermal corporation) activities consisted of the following:

Amount
Available-for-sale equity securities:
Cost basis	$88,515
Net unrealized gains	108,990
Foreign exchange losses	(19,019)
Fair value at March 31, 2011	178,486

Net unrealized losses	(81,883)
Foreign exchange losses	(4,106)
Fair value at March 31, 2012	$92,497

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Mar. 31, 2012
PROPERTY, PLANT AND EQUIPMENT [Text Block]

NOTE 5 - PROPERTY, PLANT AND EQUIPMENT

During the year ended March 31, 2012, the Company continued the development of the Neal Hot Springs, Oregon and San Emidio, Nevada projects. At Neal Hot Springs, construction of the power plant, other facility buildings, cooling towers and transmission lines amounted to approximately $61 million during the current fiscal year. The power plant, cooling towers and other buildings are substantially complete. Current fiscal period well drilling activities at Neal Hot Springs amounted to over $22.5 million. Drilling of wells NHS #4, #9, #11, #12 and #13 were substantially completed as initially planned. Additional drilling is planned that includes, but is not limited to, reentering some of these existing wells. During the current fiscal year at San Emidio, construction costs were incurred that amounted to over $20.4 million for construction of the new power plant and transmission line. The plant and related components have been completed at fiscal year end. The plant is currently being commissioned and has not reached commercial operations. Well construction activities for future power generating facilities at San Emidio amounted to approximately $3 million for the current fiscal year. Effective April 1, 2011, the Company changed consolidation methods for its major subsidiary Raft River Energy I LLC (“RREI”). As a result of the change, the Company now reports all RREI property and equipment on the Company’s consolidated financial statements and reflect a non-controlling interest. As of April 1, 2011, RREI’s property and equipment, net of accumulated deprecation amounted to $45,435,397 ($51,939,812 total cost, less $6,504,415 accumulated depreciation).

During the fiscal year ended March 31, 2011, the Company was engaged on the development of the Neal Hot Springs and San Emidio projects. At Neal Hot Springs, drilling and testing costs for wells #2, #8, #10 and #13 amounted to approximately $7.6 million during the fiscal year. Over $3.5 million in legal, design, permitting and initial construction costs were incurred for the Neal Hot Springs plant site and pipelines. Power plant construction costs, at San Emidio amounted to approximately $12.1 million during the fiscal year.

Property, plant and equipment, at cost, are summarized as follows:

	March 31,
	2012	2011
Land	$652,507	$652,507
Power production plant*	36,072,569	2,275,474
Wells	21,675,989	3,617,312
Furniture and equipment	1,140,086	874,132
	59,541,151	7,419,425
Less: accumulated depreciation*	(11,661,124)	(2,426,017)
	47,880,027	4,993,408
Construction in progress	145,987,128	35,301,709

	$193,867,155	$40,295,117

*

The old power production plant in San Emidio, Nevada was decommissioned December 12, 2011, to facilitate the change to the newly constructed power plant. The old power plant is considered to be an inactive asset; however, remains as a recognized asset since it has not been disassembled and could be restarted if the new plant is not successful. At March 31, 2012, the net book value of the inactive power plant was $429,746 ($2,275,474 cost, less $1,845,728 accumulated depreciation).

For the years ended March 31, 2012 and 2011, the Company capitalized interest costs as a component of the Neal Hot Springs and San Emidio projects as follows:

	For the Year Ended March 31,
	2012	2011
Total interest expense incurred	$1,876,696	$361,121
Capitalized interest	1,871,422	351,166

Depreciation expense charged to operations for the years ended March 31, 2012 and 2011 amounted to $2,738,526 and $1,029,412 ; respectively.

Changes in Construction in Progress for the periods ended March 31, 2012 and March 31, 2011, are summarized as follows:

	For the Year Ended March 31,
	2012	2011
Beginning balances	$35,301,709	$11,225,304
Current development construction	113,266,751	25,300,205
Grant reimbursements	(2,117,423)	(1,223,800)
Transfers into production	-	-
Write-off exploration wells*	(463,909)	-
Ending balances	$145,987,128	$35,301,709

*

During the quarter ended December 31, 2011, the current fiscal year and the prior fiscal year costs related to test well construction at Gerlach, Nevada were written off. These costs were considered to be exploratory in nature with an uncertain future value.

Construction in Progress, at cost, consisted of the following projects/assets by location at March 31, 2012 and 2011 are as follows:

	March 31,
	2012	2011
Raft River, Idaho:
Unit II, power plant, substation and transmission lines	$742,404	$739,632
Unit II, well construction	2,099,136	2,097,285
	2,841,540	2,836,917
San Emidio, Nevada:
Power plant (Re-power project)	31,770,066	12,082,213
Interconnection studies for transmission line	235,013	197,679
Well construction	4,604,983	2,986,539
	36,610,062	15,266,431
Neal Hot Springs, Oregon:
Wells	35,266,897	12,546,127
Buildings and site preparation	67,967,633	4,064,074
Transmission lines and substation	3,300,996	327,519
	106,535,526	16,937,720
Gerlach, Nevada:
Well construction	-	260,641

	$145,987,128	$35,301,709

INTANGIBLE ASSETS	12 Months Ended
Mar. 31, 2012
INTANGIBLE ASSETS [Text Block]	NOTE 6 – INTANGIBLE ASSETS

In February 2012, water rights on 2,917 acres of leased property in the Granite Creek area located in the State of Nevada were relinquished and removed from intangible assets at their carrying amounts that totaled $548,701. The relinquishment was considered to be a loss that was recognized in the current year ended March 31, 2012.

In April 2010, the Company incurred consulting fees of $600,000 necessary to acquire the geothermal energy rights concession in Guatemala. The concession area is located 14 miles southwest of Guatemala City. The concession contains 24,710 acres ( 38.6 square miles) of energy rights located in the center of the Aqua and Pacaya twin volcano complex. During the year ended March 31, 2012, $25,000 in fees related to the acquisition of the concession were capitalized.

Intangible assets, at cost, are summarized by project location as follows:

	March 31,
	2012	2011
In operation:
San Emidio, Nevada:
Geothermal water and mineral rights*	$4,825,220	$8,265,800
Less: accumulated amortization*	(629,959)	(803,620)
	4,195,261	7,462,180

Inactive:
Raft River, Idaho:
Surface water rights	849,862	849,861
Geothermal water and mineral rights	2,203,330	2,203,330

Granite Creek, Nevada
Surface water rights	451,299	1,000,000

Neal Hot Springs, Oregon:
Geothermal water and mineral rights	225,337	225,337

Guatemala City, Guatemala:
Geothermal water and mineral rights	625,000	600,000

Gerlach, Nevada:
Geothermal water and mineral rights	997,000	997,000

San Emidio, Nevada:
Surface water rights	3,620,000	3,620,000
Geothermal water and mineral rights*	3,440,580	-
Less: accumulated amortization*	(430,073)	-
	11,982,335	9,495,528

	$16,177,596	$16,957,708

*

In January 2012, geothermal water rights located on 2398 acres in San Emidio in the State of Nevada were segregated from the San Emidio plant operations to be utilized for a future project. The net value of the transferred rights was $3,010,507 ($3,440,580 cost, less $430,072 amortization). Amortization of these costs is no longer being charged to operations.

Estimated aggregate amortization expense for the next five fiscal years is as follows:

Projected
Amounts
Years ending March 31,
2013	$160,841
2014	160,841
2015	160,841
2016	160,841
2017	160,841

$804,205

Amortization expense charged to operations for the years ended March 31, 2012 and 2011 amounted to $256,412 and $275,527, respectively.

BRIDGE LOAN NOTE PAYABLE	12 Months Ended
Mar. 31, 2012
BRIDGE LOAN NOTE PAYABLE [Text Block]

NOTE 7 – BRIDGE LOAN NOTE PAYABLE

On November 9, 2011, USG Nevada LLC, a wholly owned subsidiary of the Company, signed a bridge loan agreement with Ares Capital Corporation. The bridge loan provides for the funding necessary for the retirement of the San Emidio plant construction loan held by Benham Constructors LLC. The loan principal cannot exceed $9 million. Interest rate is equal to the LIBOR rate for three month interest periods plus applicable margin. The loan has monetized the Section 1603 ITC cash grant associated with planned commercial operation of the San Emidio power plant. Once the placed in service date has been achieved, an application will be submitted to the United States Department of Treasury for an estimated $10 million ITC cash grant. The cash grant proceeds will be used to repay the bridge loan. At March 31, 2012, the loan balance totaled $7,500,000, and the entire balance was considered to be short term.

PROVISION FOR INCOME TAXES	12 Months Ended
Mar. 31, 2012
PROVISION FOR INCOME TAXES [Text Block]

NOTE 8 – PROVISION FOR INCOME TAXES

Income taxes are provided based upon the liability method. Under this approach, deferred income taxes are recorded to reflect the tax consequences in future years of differences between the tax basis of assets and liabilities and their financial reporting amounts at each year-end. A valuation allowance is recorded against deferred tax assets if management does not believe the Company has met the “more likely than not” standard imposed by accounting standards to allow recognition of such an asset.

At March 31, 2012, the Company had net deferred tax assets calculated at an expected rate, noted in the table below, of approximately $9,498,000 (March 31, 2011 - $6,743,000). As management of the Company cannot determine that it is more likely than not that the Company will realize the benefit of the net deferred tax asset, a valuation allowance equal to the net deferred tax asset was recorded at March 31, 2012 and March 31, 2011.

The significant components of the net deferred tax asset calculated with the estimated effective income tax rate at March 31, 2012 and March 31, 2011 were as follows:

	March 31,
	2012	2011
Deferred tax assets*:
Net operating loss carry forward	$8,728,000	$6,379,000
Stock based compensation	1,302,000	806,000

Deferred tax liabilities*:
Depreciation and amortization	(532,000)	(442,000)
Net deferred income tax asset	9,498,000	6,743,000
Deferred tax asset valuation allowance	(9,498,000)	(6,743,000)

Net deferred tax asset	$-	$-

* - significant components of deferred assets and liabilities are considered to be long-term.

The Company’s estimated effective income tax rate is summarized as follows:

	For the Years Ended March 31,
	2012	2011
U.S. Federal statutory rate	34.0%	34.0%
Average State income tax, net of federal tax effect	4.2	4.2
Production tax credits	(2.0)	(2.0)
Net effective tax rate	36.2%	36.2%

At March 31, 2012, the Company had net income tax operating loss carry forwards of approximately $26,236,000 ($18,628,000 in March 31, 2011), which expire in the years 2023 through 2032. The change in the allowance account from March 31, 2011 to March 31, 2012 was $2,755,000.

At March 31, 2012, Raft River Energy I LLC has a book-to-tax difference of $30.7 million due to the acceleration of intangible drilling costs and depreciation. By contract, 99% percent of this book-to-tax difference has been allocated to the non-controlling interest and would not be available to the consolidated group to offset future tax liabilities.

Although Management believes that its estimates are reasonable, no assurance can be given that the final tax outcome of these matters will not be different than that which is reflected in our tax provisions. Ultimately, the actual tax benefits to be realized will be based upon future taxable earnings levels, which are very difficult to predict.

Accounting for Income Tax Uncertainties and Related Matters

The Company may be assessed penalties and interest related to the underpayment of income taxes. Such assessments would be treated as a provision of income tax expense on the financial statements. For the years ended March 31, 2012, 2011 and 2010, no income tax expense has been realized as a result of operations and no income tax penalties and interest have been accrued related to uncertain tax positions. The Company files income tax returns in the U.S. federal jurisdiction and in the States of Idaho and Oregon. These filings are subject to a three year statute of limitations. The Company’s evaluation of income tax positions included the fiscal years ended March 31, 2012, 2011, and 2010, could be subject to agency examinations as of March 31, 2012. No filings are currently under examination. No adjustments have been made to reduce the estimated income tax benefit at fiscal year end. Any valuations relating to these income tax provisions will comply with U.S. generally accepted accounting principles .

CAPITAL LEASE OBLIGATION	12 Months Ended
Mar. 31, 2012
CAPITAL LEASE OBLIGATION [Text Block]

NOTE 9 - CAPITAL LEASE OBLIGATION

Effective November 10, 2008, the Company entered into a capital lease obligation for the purchase of a forklift that is payable in monthly payments of $1,193 including interest to Wells Fargo Equipment, Inc. The contract includes a purchase option of $5,345 at the end of the lease term scheduled for November 2012. At March 31, 2012, equipment under capital lease amounted to $53,450 ($32,961 accumulated amortization). The lease is scheduled to be paid in full during the year ended March 31, 2012, with payments that total $14,691 ($14,183 principal and $508 interest).

CONSTRUCTION NOTES PAYABLE	12 Months Ended
Mar. 31, 2012
CONSTRUCTION NOTES PAYABLE [Text Block]

NOTE 10 – CONSTRUCTION NOTES PAYABLE

U.S. Department of Energy
On August 31, 2011, USG Oregon LLC (“USG Oregon”), a subsidiary of the Company, completed the first funding drawdown associated with the U.S. Department of Energy (“DOE”) $96.8 million loan guarantee (the “Loan Guarantee”) to construct its planned 23-megawatt-net power plant at Neal Hot Springs in Eastern Oregon (the “Project”). The U.S. Treasury’s Federal Financing Bank, as lender for the Project, issues payments direct to vendors. Future advances covered by the Loan Guarantee will carry interest at a rate of 0.375% per annum over the U.S. Treasury bill rate of comparable maturities as of the date of each advance. All advances will be made under the Future Advance Promissory Note (“the Note”) dated February 23, 2011. The maximum principal amount of the Note is approximately $93.8 million. No advances may be made under the Note after April 10, 2013. Upon the occurrence and continuation of an event of default under the transaction documents, all amounts payable under the Note may be accelerated. In connection with the Loan Guarantee, the DOE has been granted a security interest in all of the equity interests of USG Oregon, as well as in the assets of USG Oregon, including a mortgage on real property interests relating to the Project site. Loan advances and effective interest rates are details as follows:

Description	Amount	Interest Rate %
Advances by date:
August 31, 2011	$2,328,422	2.997
September 28, 2011	10,043,467	2.755
October 27, 2011	3,600,026	2.918
December 2, 2011	4,377,079	2.795
December 21, 2011	2,313,322	2.608
January 25, 2012	8,968,019	2.772
	31,630,335
Accrued interest	327,730

Loan balance at March 31, 2012	$31,958,065

The lack of advances from the DOE for the months of February and March of 2012 has resulted in a $28.6 million accounts payable construction balance as of March 31, 2012. The advances resumed in May of 2012.

SAIC Constructors LLC
Effective August 27, 2010, the Company’s wholly owned subsidiary (USG Nevada LLC) signed a construction loan agreement with SAIC Constructors LLC (“SAIC”), formerly Benham Constructors LLC. SAIC will be the primary contractor in the relocation and replacement of the existing power plant. The new 8.6 net megawatt power plant is expected to cost approximately $32 million, and is expected to be completed during the 2nd calendar quarter 2012. Upon completion, the USG Nevada LLC will pay the debt in full within 30 days of receipt of the final statement prepared by SAIC. Interest will accrue on outstanding balance at 9.5% per annum. When due, the Company expects to obtain funds to repay the loan balance with a long-term project loan. The loan is non-recourse and is secured by the Project’s assets. Title of all work and materials shall pass to the Company the later of delivery to the Site or upon payment in full. At March 31, 2012, the loan balance totaled $27,037,643, including accrued interest, and the entire balance was considered to be long-term.

CONVERTIBLE NOTE PAYABLE	12 Months Ended
Mar. 31, 2012
CONVERTIBLE NOTE PAYABLE [Text Block]

NOTE 11 – CONVERTIBLE NOTE PAYABLE

August 2011 Convertible Note
On August 5, 2011, the Oregon USG Holdings, LLC (“Oregon Holdings”), a subsidiary of the Company, signed a convertible note agreement with the other equity partner (Enbridge Inc.). The principal of the loan totaled $2,125,000, and will accrue interest at a rate of 4.75% per annum. The loan balance plus accrued interest will convert to an equity interest in Oregon Holdings upon the earliest of a conversion event or April 1, 2014. Conversion events include the loss of federal funding to the Project. The converted balance would increase Enbridge Inc.’s ownership at a ratio of 1.5% for each $1 million contributed. At March 31, 2012, the loan balance totaled $2,125,000. The entire balance was considered to be long-term.

September 2010 Convertible Note
In September 2010, Oregon Holdings entered into a convertible loan agreement with Enbridge Inc. In April 2011, the U.S. Department of Energy guaranteed project loan was closed which triggered the terms of the conversion agreement. The unsecured convertible promissory note in the amount of $5,000,000 was converted to an equity interest in Oregon Holdings. With the note conversion and the additional capital contribution of $13.8 million, Enbridge, Inc. received a 20% ownership interest in Oregon Holdings.

CAPITAL STOCK	12 Months Ended
Mar. 31, 2012
CAPITAL STOCK [Text Block]

NOTE 12 - CAPITAL STOCK

The Company is authorized to issue 250,000,000 shares of common stock. All shares have equal voting rights, are non-assessable and have one vote per share. Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they choose to do so, elect all of the directors of the Company.

On September 30, 2011, the Company entered into an At Market Issuance Sales Agreement. Under the agreement, the Company’s board of directors authorized the issuance and sale of shares of the Company’s common stock for aggregate gross sales proceeds of up to $10 million for one year from the date of execution of the agreement. During the year ended March 31, 2012, the Company issued 241,989 common shares.

During the year ended March 31, 2012, the Company issued 76,500 common shares to employees of the Company upon exercise of stock options at a strike price of $1.00 CDN.

On March 10, 2011, the Company issued 705,000 shares for the stock compensation plan (restricted shares) approved on September 10, 2010. The shares will be distributed to qualified recipients according to the approved vesting schedule. The final shares vested on March 11, 2012. See Note 15 for details.

On March 7, 2011, the Company issued 5,000,000 shares of Common Stock at a price of $1.00 per share. Each investor received a Common Stock Purchase Warrant exercisable for 50% of number of shares of Common Stock purchased. Each Warrant will entitle the holder to purchase one additional share of Common Stock for $1.075 per share. The Warrants expired March 3, 2012. The issue included a placement agent fee of 112,000 Common Shares and 56,000 Broker Warrants with the same terms.

During the year ended March 31, 2011, the Company issued 297,180 common shares to employees of the Company upon exercise of stock options. Common shares of 272,180 were issued at a strike price of $1.00 CDN and 25,000 were issued at $0.92.

STOCK BASED COMPENSATION	12 Months Ended
Mar. 31, 2012
STOCK BASED COMPENSATION [Text Block]

NOTE 13 - STOCK BASED COMPENSATION

The Company has a stock incentive plan (the “Stock Incentive Plan”) for the purpose of attracting and motivating directors, officers, employees and consultants of the Corporation and advancing the interests of the Corporation. The Stock Incentive Plan is a 15% rolling plan approved by shareholders in December 2009, whereby the Company can grant options to the extent of 15% of the current outstanding common shares. Under the plan, all forfeited and exercised options can be replaced with new offerings. As of March 31, 2012, the Company can issue stock option grants totaling up to 12,762,067 shares. Options are granted for a term of up to five years from the date of grant. Stock options granted generally vest over a period of eighteen months, with 25% vesting on the date of grant and 25% vesting every six months thereafter. Effective April 1, 2007, all grants are stated in U.S. dollars. The Company recognizes compensation expense using the straight-line method of amortization. Historically, the Company has issued new shares to satisfy exercises of stock options and the Company expects to issue new shares to satisfy any future exercises of stock options. At March 31, 2012, the Company had 7,975,125 options granted and outstanding.

On January 22, 2012, options representing 157,500 shares of common stock exercisable at a price of $1.40 CDN expired without exercise.

On September 12, 2011, the Company granted 100,000 stock options to a director exercisable at a price of $0.60 until September 12, 2016.

On July 31, 2012, options representing 78,750 shares of common stock exercisable at a price of $1.15 CDN expired without exercise.

On June 3, 2011, the Company granted 2,590,000 stock options to employees exercisable at a price of $0.83 until June 3, 2016.

On April 12, 2011, 1,094,320 of the total 1,763,000 options issued and outstanding on April 12, 2006 at prices ranging from $0.85 CDN to $1.00 CDN, were forfeited due to expiration. An additional 11,000 options at an exercise price of $0.92 were forfeited due to termination.

On December 31, 2012, 12,000 options at an exercise price of $1.58 were forfeited due to termination.

On September 10, 2010, the Company granted 1,300,000 stock options to employees exercisable at a price of $0.86 until September 10, 2015.

The following table reflects the summary of stock options outstanding at March 31, 2012 and changes during for the years ended March 31, 2012 and 2011:

		Weighted
		Average	Weighted
	Number of	Exercise	Average	Aggregate
	shares under	Price Per	Fair	Intrinsic
	options	Share	Value	Value

Balance outstanding, March 31, 2010	5,729,875	$1.49	$0.92	$5,296,029
Forfeited	(29,500)	2.00	0.66	(19,597)
Exercised	(297,180)	0.99	0.99	(294,066)
Granted	1,300,000	0.86	0.58	752,206
Balance outstanding, March 31, 2011	6,703,195	1.38	0.86	5,734,572
Forfeited	(1,341,570)	1.06	1.00	(1,348,364)
Exercised	(76,500)	1.00	1.02	(77,868)
Granted	2,690,000	0.82	0.49	1,305,170
Balance outstanding, March 31, 2012	7,975,125	$1.25	$0.70	$5,613,510

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model using the assumptions noted in the following table. Expected volatilities are based on historical volatility of the Company’s stock. The Company uses historical data to estimate option volatility within the Black-Scholes model. The expected term of options granted represents the period of time that options granted are expected to be outstanding, based upon past experience and future estimates and includes data from the Plan. The risk-free rate for periods within the expected term of the option is based upon the U.S. Treasury yield curve in effect at the time of grant. The Company currently does not foresee the payment of dividends in the near term.

The fair value of the stock options granted was estimated using the Black-Scholes option-pricing model and is amortized over the vesting period of the underlying options. The assumptions used to calculate the fair value are as follows:

	For the Year Ended March 31,
	2012	2011
Dividend yield	0	0
Expected volatility	87-91%	89-92%
Risk free interest rate	0.25-1.21%	0.26-0.78%
Expected life (years)	3.25	3.17

Changes in the subjective input assumptions can materially affect the fair value estimate and, therefore, the existing models do not necessarily provide a reliable measure of the fair value of the Company’s stock options.

The following table summarizes information about the stock options outstanding at March 31, 2012:

OPTIONS OUTSTANDING
		REMAINING	NUMBER OF
EXERCISE	NUMBER OF	CONTRACTUAL	OPTIONS
PRICE	OPTIONS	LIFE (YEARS)	EXERCISABLE	INTRINSIC VALUE

$2.41	652,500	0.31	652,500	460,975
2.22	1,465,000	1.13	1,465,000	1,786,417
1.78	95,000	1.49	95,000	81,172
0.92	1,704,625	2.15	1,704,625	1,204,713
1.58	68,000	2.48	68,000	26,435
0.86	1,300,000	3.45	1,300,000	752,207
0.83	2,590,000	4.18	1,295,000	634,550
0.60	100,000	4.45	50,000	18,036
$1.25	7,975,125	2.71	6,630,125	$4,964,505

The following table summarizes information about the stock options outstanding at March 31, 2011:

OPTIONS OUTSTANDING
		REMAINING	NUMBER OF
EXERCISE	NUMBER OF	CONTRACTUAL	OPTIONS
PRICE	OPTIONS	LIFE (YEARS)	EXERCISABLE	INTRINSIC VALUE

$1.00 CDN	1,170,820	0.03	1,170,820	$1,188,983
1.15 CDN	78,750	0.33	78,750	86,626
1.40 CDN	157,500	0.81	157,500	139,271
2.41	652,500	1.31	652,500	460,975
2.22	1,465,000	2.13	1,465,000	1,786,417
1.78	95,000	2.49	95,000	81,172
0.92	1,715,625	3.15	1,715,625	1,212,487
1.58	68,000	3.48	68,000	26,435
0.86	1,300,000	4.45	650,000	376,103
$1.38	6,703,195	2.36	6,053,195	$5,358,469

A summary of the status of the Company’s nonvested stock options outstanding at March 31, 2010 and changes during the years ended March 31, 2012 and 2011 are presented as follows:

		Weighted	Weighted
		Average Grant	Average
	Number of	Date Fair Value	Grant Date
	Options	Per Share	Fair Value

Nonvested, March 31, 2010	913,500	$0.95	$0.69
Granted	1,300,000	0.86	0.58
Vested	(1,557,500)	0.90	0.66
Forfeited	(6,000)	1.58	0.39
Nonvested, March 31, 2011	650,000	0.86	0.58

Granted	2,690,000	0.82	0.49
Vested	(1,995,000)	0.83	0.51
Forfeited	-	-	-
Nonvested, March 31, 2012	1,345,000	$0.82	$0.49

As of March 31, 2012, there was $437,966 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of 1.5 years. The total fair value of options vested at March 31, 2012 and 2011 was $1,205,798 and $805,193 ; respectively.

Stock Compensation Plan (Restricted Shares )

On September 10, 2010, the Company granted officers, directors and select employees 705,000 common shares that will be distributed in three six-month vesting periods. The recipients meet the vesting requirements by maintaining employment and good standing with the Company through the vesting periods. After vesting, there are no restrictions on the shares. On March 10, 2011, the 705,000 common shares were issued to the recipients and held by the Company. All of these shares were considered to be issued and outstanding. On March 11, 2011, 235,000 common shares vested valued at $0.99 per share, and the shares were released to the qualified recipients. On September 11, 2011, 235,000 common shares vested valued at $0.60 per share and the shares were released to the qualified recipients. The final 235,000 shares valued at $0.58 vested on March 11, 2012.

Stock Purchase Warrants

At March 31, 2012, the outstanding broker warrants and share purchase warrants consisted of the following:

		Broker
		Warrant	Share	Warrant
	Broker	Exercise	Purchase	Exercise
Expiration Date	Warrants	Price	Warrants	Price
February 23, 2013	-	$-	500,000	$5.000
September 16, 2015	246,285	1.250	4,104,757	1.250

On March 4, 2012, 2,500,000 stock purchase warrants and 56,000 broker warrants at an exercise price of $1.075 expired without exercise.

On August 17, 2011, 4,050,000 stock purchase warrants at an exercise price of $1.75 and 243,000 broker warrants at an exercise price of $1.22 expired without exercise.

FAIR VALUE MEASUREMENT	12 Months Ended
Mar. 31, 2012
FAIR VALUE MEASUREMENT [Text Block]

NOTE 14 – FAIR VALUE MEASUREMENT

Current U.S. generally accepted accounting principles establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement).

The three levels of the fair value hierarchy are as follows:

Level 1 – Quoted prices are available in active markets for identical assets or liabilities. Active markets are those in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 – Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors, and current market and contractual prices for the underlying instruments, as well as other relevant economic measures. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace.

Level 3 – Pricing inputs include significant inputs that are generally unobservable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value. Level 3 instruments include those that may be more structured or otherwise tailored to the Company’s needs.

Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.

The following table discloses by level within the fair value hierarchy the Company’s assets and liabilities measured and reported on its Consolidated Balance Sheet as of March 31, 2012 at fair value on a recurring basis:

	Total	Level 1	Level 2	Level 3
Assets:
Money market accounts	$1,372,829	$1,372,829	$-	$-
Investment in equity securities	92,497	-	92,497	-
	$1,465,326	$1,372,829	$92,497	$-

As allowed by current financial reporting standards, the Company has elected not to implement fair value recognition and reporting for all non-financial assets and non-financial liabilities, except for those that are recognized or disclosed at fair value in the financial statements on a recurring basis, that is, at least annually.

There were no changes in Level 3 assets measured for the years ended March 31, 2012 and 2011.

RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2012
RELATED PARTY TRANSACTIONS [Text Block]

NOTE 15 - RELATED PARTY TRANSACTIONS

At March 31, 2012 and 2011 the amounts of $2,087 and $2,338 ; respectively, were payable to directors and officers of the Company for routine expense reimbursement. These amounts are unsecured and due on demand.

For the year ended March 31, 2011, the Company received management fees, and lease and royalty revenues from Raft River Energy I LLC of $250,000 and $196,893 ; respectively. For the year ended March 31, 2012, these revenues totalling $640,424 from Raft River Energy I LCC were eliminated during consolidation.

The Company paid directors fees in the amounts of $137,500 and $67,500 for the years ended March 31, 2012 and 2011; respectively.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2012
COMMITMENTS AND CONTINGENCIES [Text Block]

NOTE 16 - COMMITMENTS AND CONTINGENCIES

Operating Lease Agreements
The Company has entered into several lease agreements with terms expiring up to December 1, 2034 for geothermal properties in Washoe County Nevada; Republic of Guatemala; Neal Hot Springs, Oregon and adjoining the Raft River properties in Raft River, Idaho. The Company incurred total lease expenses for years ended March 31, 2012 and 2011, totaling $134,174 and $149,111 ; respectively.

BLM Lease Agreements

Idaho
 On August 1, 2007, the Company signed a geothermal resources lease agreement with the United States Department of the Interior Bureau of Land Management (“BLM”). The contract requires an annual payment of $3,502 including processing fees. The primary term of the agreement is 10 years. After the primary term, the Company has the right to extend the contract. BLM has the right to terminate the contract upon written notice if the Company does not comply with the terms of the agreement. The Company believes that it is in compliance with all of the lease terms.

San Emidio
 The lease contracts are for approximately 21,905 acres of land and geothermal rights located in the San Emidio Desert, Nevada. The lease contracts have primary terms of 10 years. Per federal regulations applicable for the contracts, the lessee has the option to extend the primary lease term another 40 years if the BLM does not need the land for any other purpose and the lessee is maintaining production at commercial quantities. The leases require the lessee to conduct operations in a manner that minimizes adverse impacts to the environment.

Gerlach
 The Gerlach Geothermal LLC assets are comprised of two BLM geothermal leases and one private lease totaling 3,615 acres. Both BLM leases have a royalty rate which is based upon 10% of the value of the resource at the wellhead. The amounts are calculated according to a formula established by Minerals Management Service (“MMS”). One of the two BLM leases has a second royalty commitment to a third party of 4% of gross revenue for power generation and 5% for direct use based on BTUs consumed at a set comparable price of $7.00 per million BTU of natural gas. The private lease has a 10 year primary term and would receive a royalty of 3% gross revenue for the first 10 years and 4% thereafter.

Granite Creek
 The Company has three geothermal lease contracts with the BLM for the Granite Creek properties. The lease contracts are for approximately 5,414 acres of land and geothermal water rights located in North Western Nevada. The lease contracts have primary terms of 10 years. Per federal regulations applicable for the contracts, the lessee has the option to extend the primary lease term another 40 years if the BLM does not need the land for any other purpose and the lessee is maintaining production at commercial quantities. The leases state annual lease payments of $5,414, not including processing fees, and expire October 31, 2012.

Raft River Energy I LLC
 The Company has entered into several lease contracts for approximately 1,298 acres of land and geothermal water rights located in the Raft River area located in Southern Idaho. The contracts expire from March 2013 to December 2033. The contracted lease payments are scheduled for $31,287 for the year ended March 31, 2013.

Office Lease
The Company renewed a one year lease contract January 2012 for general office space for the executive office located in Boise, Idaho. The contract includes a one-year renewal option for the Company. The lease payments are due in monthly installments of $6,345. The Company incurred total office lease expenses under the current contract and the prior contract for years ended March 31, 2012 and 2011, totaling $74,475 and $72,306 ; respectively.

The following is the total contracted lease operating obligations (operating leases, BLM lease agreements and office lease) for the next five fiscal years:

Year Ending
March 31,	Amount
2013	$200,626
2014	107,034
2015	98,462
2016	96,470
2017	90,397
Thereafter	538,749

Power Purchase Agreements

Raft River Energy I LLC
 The Company has signed a power purchase agreement with Idaho Power Company for sale of power generated from its joint venture Raft River Energy I LLC. The Company has also signed a transmission agreement with Bonneville Power Administration for transmission of the electricity from this plant to Idaho Power, and from the Phase Two plants to other purchasers. These agreements will govern the operational revenues for the initial phases of the Company’s operating activities.

USG Nevada LLC
 As a part of the purchase of the assets from Empire Geothermal Power, LLC and Michael B. Stewart acquisition (“Empire Acquisition”), a power purchase agreement with Sierra Pacific Power Company was assigned to the Company. The contract had a stated expected output of 3,250 kilowatts maximum per hour and extended through 2017. During the year ended March 31, 2012, the power purchase agreement was replaced by a new 25 year contract signed in December of 2011 that sets the new set rate at $89.70 per megawatt hour with a 1% annual escalation rate. The new contract allows for a maximum of 71,300 megawatt hours annually.

USG Oregon LLC
 In December of 2009, the Company’s subsidiary (USG Oregon LLC), signed a power purchase agreement with Idaho Power Company for the sale of power generated by the Neal Hot Springs, Oregon project. The agreement has a term of 25 years and provides for the purchase of power up to 25 megawatts (22 megawatt planned output level). Beginning 2012, the flat energy price is $96 per megawatt hour. The price escalates annually by 6 percent in the initial years and by 1.33 percent during the latter years of the agreement. The approximate 25-year levelized price is $117.65 per megawatt hour.

401(k) Plan
The Company offers a defined contribution plan qualified under section 401(k) of the Internal Revenue Code to all its eligible employees. All employees are eligible at the beginning of the quarter after completing 3 months of service. The plan requires the Company to match 25% of the employee’s contribution up to 6%. Employees may contribute up to the maximum allowed by the Internal Revenue Code. The value of the Company matching contributions to the plan totaled $36,201 and $33,983 for the last two fiscal years, respectively.

Mineral Rights Option Agreement
On May 24, 2010, USG Oregon LLC (a subsidiary of the Company) entered into an option agreement that allows for exclusive purchase of all mineral rights associated with 2,110 acres of land located in Malheur County, Oregon. Per the terms of the agreement, the Company transferred $200,000 to the seller. To exercise the option agreement, the Company must pay an additional $200,000 prior to November 25, 2012. If the second payment is not made, the Company loses all rights associated with the agreement.

Retention Liability on USG Oregon LLC Construction Contracts
The Company signed contracts with several major contractors involved in construction activities for USG Oregon LLC. Contracts for two of these major contractors allow for the Company to retain a portion of incurred costs to guarantee certain performance specifications. The retention levels generally amount to 10% of incurred costs. At March 31, 2012, the retention payable balance was $5,810,730. Currently, management does not have any performance concerns on these contracts.

Retention Liability on USG Nevada LLC Construction Contract
The USG Nevada LLC signed a contract with the primary contractor involved in the power plant construction at San Emidio, Nevada. The contract allows for the Company to retain a portion of incurred costs to guarantee certain performance specifications. The retention levels generally amount to 10% of incurred costs. At March 31, 2012, the retention payable balance was $2,564,032. Currently, management does not have any performance concerns on these contracts.

JOINT VENTURES/NON-CONTROLLING INTEREST	12 Months Ended
Mar. 31, 2012
JOINT VENTURES/NON-CONTROLLING INTEREST [Text Block]

NOTE 17 – JOINT VENTURES/NON-CONTROLLING INTEREST

Non-controlling interests included on the consolidated balance sheets of the Company are detailed as follows:

	March 31, 2012	March 31, 2011

Gerlach Geothermal LLC	$437,542	$639,967
Oregon USG Holdings LLC	25,793,169	1,000
Raft River Energy I LLC	23,533,734	-

Gerlach Geothermal LLC
On April 28, 2008, the Company formed Gerlach Geothermal, LLC (“Gerlach”) with our partner, Gerlach Green Energy, LLC (“GGE”). The purpose of the joint venture is the exploration of the Gerlach geothermal system, which is located in northwestern Nevada, near the town of Gerlach. Based upon the terms of the members’ agreement, the Company owns a 60% interest and GGE owns a 40% interest in Gerlach Geothermal, LLC. The agreement gives GGE an option to maintain its 40% ownership interest as additional capital contributions are required. If GGE dilutes to below a 10% interest, their ownership position in the joint venture would be converted to a 10% net profits interest. The Company has contributed $746,000 in cash and $300,000 for a geothermal lease and mineral rights; and the GGE has contributed $697,000 of geothermal lease, mineral rights and exploration data.

The consolidated financial statements reflect 100% of the assets and liabilities of Gerlach, and report the current non-controlling interest of GGE. The full results of Gerlach’s operations will be reflected in the statement of operations with the elimination of the non-controlling interest identified.

Oregon USG Holdings LLC
In September 2010, the Company’s subsidiary, Oregon USG Holdings LLC (“Oregon Holdings”), signed an Operating Agreement with Enbridge Inc. (“Enbridge”) for the right to participate in the Company’s project in the Neal Hot Springs project located in Malheur County, Oregon. Enbridge has contributed a total of $18,924,000, including the debt conversion, to Oregon Holdings in exchange for a 20% direct ownership interest. At the Company’s election, the agreement allows for additional contributions of up to $5 million that would increase Enbridge’s ownership by 1.5 percentage points for each $1 million contributed. Added to their base 20% ownership, additional payments could increase Enbridge’s ownership to a maximum of 27.5% . The Company has contributed $13,492,000 to Oregon Holdings and has an 80% ownership interest. Oregon Holdings has a 100% ownership interest in USG Oregon LLC. After the initial contributions noted above, the Company and Enbridge have made additional capital contributions of $462,616 and $6,871,215 ; respectively. The impact of the additional contributions to the profit and loss allocation percentages has not been determined.

The consolidated financial statements reflect 100% of the assets and liabilities of Oregon Holdings and USG Oregon LLC, and report the current non-controlling interest of Enbridge. The full results of Oregon Holdings and USG Oregon LLC’s operations will be reflected in the statement of operations with the elimination of the non-controlling interest identified.

Raft River Energy I LLC
Raft River Energy I is a joint venture between the Company and Raft River I Holdings, LLC a subsidiary of Goldman Sachs Group, Inc. An Operating Agreement governs the rights and responsibilities of both parties. At fiscal year end, the Company had contributed approximately $17.9 million in cash and property, and Raft River I Holdings, LLC has contributed approximately $34 million in cash. Profits and losses are allocated to the members based upon contractual terms. For income tax purposes, Raft River I Holdings, LLC will receive a greater proportion of the share of losses and other income tax benefits. This includes the allocation of production tax credits, which will be distributed 99% to Raft River I Holdings, LLC and 1% to the Company during the first 10 years of production. During the initial years of operations Raft River I Holdings, LLC will receive a larger allocation of cash distributions.

The consolidated financial statements reflect 100% of the assets and liabilities of Raft River Energy I LLC, and report the current non-controlling interest of Raft River I Holdings LLC for the fiscal year ended March 31, 2012. The full results of Raft River Energy I LLC’s operations will be reflected in the statement of operations with the elimination of the non-controlling interest identified.

CHANGE IN METHOD OF CONSOLIDATION OF SUBSIDIARY	12 Months Ended
Mar. 31, 2012
CHANGE IN METHOD OF CONSOLIDATION OF SUBSIDIARY [Text Block]

NOTE 18 – CHANGE IN METHOD OF CONSOLIDATION OF SUBSIDIARY

Initially, Raft River Energy I LLC (“RREI”) was a wholly owned subsidiary of the Company and was recorded as a fully consolidated subsidiary into the Company’s financial statements. In 2006, Raft River I Holdings (“Holdings”), a subsidiary of the Goldman Sachs Group, acquired an equity interest by providing a significant capital investment in RREI under a tax equity structure. Subsequent accounting activity of RREI was reflected under the equity method on the Company’s consolidated financial statements.

Based on management’s annual review of the conditions and circumstances surrounding the relationship between the Company and Holdings, it was determined that the Company would no longer use the equity method to reflect the Company’s interest in RREI as of April 1, 2011. The Company will now fully consolidate RREI’s assets, liabilities and operations and recognize a non-controlling interest. When making this determination, Management analyzed whether control had shifted to the Company for accounting purposes, and noted that participation by Holdings is passive. The Board of Managers does not hold regular meetings, does not formally approve the annual operating budgets, and Holdings declines to contribute additional funds even when benefits can be shown. The Company has possession of and operates the facility, makes all day-to-day operating decisions, and contributes additional required capital repair funding as needed. Active participation in the operations of RREI is a primary role of the Company’s operating staff. The most critical point that has changed is the economics of the project due to the zero balance in the Raft River Holding’s tax capital account. Tax deductions associated with an additional $12.1 million equity contribution from the Company accelerated the exhaustion of the Holdings tax capital account to zero sooner than originally anticipated. The Company will be allocated 100% of the tax deductions and operating losses for the tax year 2011 and subsequent years. Since the current structure of RREI was established to allocate significant tax benefits to Holdings, the exhaustion of the Holdings tax capital account to zero demonstrates that the majority of the tax benefits have been monetized. Holdings no longer has any tax capital at risk. The Company is the only partner with tax capital at risk, so future operating decisions will primarily impact the Company.

The impact on the Company’s consolidated balance sheet and income statement of consolidating RREI is summarized as follows:

	U.S. Geothermal,		U.S. Geothermal
	Inc. at March 31,	Consolidation of	Inc. at April 1,
	2011	RREI	2011

ASSETS:
Current Assets:
Cash and cash equivalents	$8,098,905	$592,330	$8,691,235
Other current assets	1,624,101	517,970	2,142,071
	9,723,006	1,110,300	10,833,306

Property and equipment, net of accumulated depreciation	40,295,117	45,435,397	85,730,514
Intangible assets, net of accumulated amortization	16,957,708	-	16,957,708
Investment in RREI	17,968,651	(17,968,651)	-
Other long-term assets	378,486	-	378,486
	$85,322,968	$28,577,046	$113,900,014

LIABILITIES:
Current liabilities	$1,185,637	$567,264	$1,752,901
Long-term assets	18,326,802	-	18,326,802
Total liabilities	19,512,439	567,264	20,079,703

EQUITY:
U.S. Geothermal Inc.	65,169,562	-	65,169,562
Non-controlling interest	640,967	28,009,782	28,650,749
	$85,322,968	$28,577,046	$113,900,014

The following information provides comparable consolidated information for the period prior to the change in control:

	U.S. Geothermal,		Restated U.S.
	Inc. for the Year		Geothermal Inc. for
	Ended March 31,	Consolidation of	the Year Ended
	2011	RREI	March 31, 2011
Plant Operations:
Energy sales	$2,438,471	$3,837,278	$6,275,749
Energy credit sales	79,569	433,598	513,167
Land, water and mineral	196,893	(196,893)	-
Management fees	250,000	(250,000)	-
Gain from investment	288,612	(288,612)	-
Plant production expenses	(1,630,316)	(2,697,331)	(4,327,647)
Net loss from plant operations	1,623,229	838,040	2,461,269

Operating Expenses:
Corporate administration	740,560	-	740,560
Professional & management fees	1,128,993	-	1,128,993
Salaries and wages	1,084,385	-	1,084,385
Stock based compensation	1,066,565	-	1,066,565
Travel and promotion	378,528	-	378,528
Other plant expenses	1,129,993	2,183,771	3,313,764
Other operating expenses	133,555	-	133,555
Total Operating Expenses	5,662,579	2,183,771	7,846,350

Loss from Operations	(4,039,350)	(1,345,731)	(5,385,081)

Other Income	67,014	-	67,014

Net Loss	(3,972,336)	(1,345,731)	(5,318,067)

Net loss attributable to non- controlling interest	17,920	1,345,731	1,363,651

Net loss attributable to U.S. Geothermal Inc.	(3,954,416)	-	(3,954,416)

Other comprehensive Income	(27,703)	-	(27,703)

Comprehensive Loss attributable to U.S. Geothermal Inc.	$(3,982,119)	$-	$(3,982,119)

As the Company is presenting the income statement effective for the year ending March 31, 2012 retroactive to April 1, 2011, the quarterly income statement data is being provided in this footnote to clearly reflect the effects of consolidation from previous equity method presentation.

The following summary information presents the quarterly information as if reported under the current consolidation method

	For the Quarter Ended,
	Restated	Original	Restated	Original	Restated	Original
	12/31/2011	12/31/2011	9/30/2011	9/30/2011	6/30/2011	6/30/2011

Net loss from Plant Operations	$(100,363)	$-	$421,852	$-	$(1,110,296)	$-

Operating Revenues	-	759,846	-	823,008	-	808,259

Total Operating Expenses	2,496,425	2,328,628	1,893,369	1,749,023	3,528,842	3,421,745

Loss from Operations	(2,596,788)	(1,568,782)	(1,471,517)	(926,015)	(4,639,138)	(2,613,486)

Net Loss	(2,534,598)	(1,506,786)	(1,467,778)	(922,581)	(4,371,050)	(2,345,700)

Net Loss attributable to Non-controlling Interest	1,219,259	191,447	545,735	538	2,030,026	4,676

Net Loss attributable to U.S. Geothermal Inc.	(1,315,339)	(1,315,339)	(922,043)	(922,043)	(2,341,024)	(2,341,024)

CUMULATIVE CHANGE IN ACCOUNTING ESTIMATE CAPITALIZATION POLICY	12 Months Ended
Mar. 31, 2012
CUMULATIVE CHANGE IN ACCOUNTING ESTIMATE CAPITALIZATION POLICY [Text Block]

NOTE 19 – CUMULATIVE CHANGE IN ACCOUNTING ESTIMATE CAPITALIZATION POLICY

During the quarter ended June 30, 2011, it was noted by Company management that certain costs related to development activities incurred for USG Oregon LLC had been expensed in the prior period according to the capitalization policies instituted at that time that have been amended to match policies recommended by the external federal agency that is providing assistance for the Neal Hot Springs, Oregon project. The change in estimate adjustment capitalizes $262,305, which was previously reported as corporate administration, professional fees, and lease and equipment repairs that amounted to $2,498, $162,886, and $96,920 ; respectively.

SUBSEQUENT EVENT	12 Months Ended
Mar. 31, 2012
SUBSEQUENT EVENT [Text Block]

NOTE 20- SUBSEQUENT EVENTS

The Company has evaluated events and transactions that have occurred after the balance sheet date through July 13, 2012, which is considered to be the issuance date. The following events were identified for disclosure:

On July 5, 2012, the Board of Directors of U.S. Geothermal Inc. (the “Company”) changed the Company’s fiscal year end from March 31 to December 31, beginning December 31, 2012. The report covering the Company’s transition period ended December 31, 2012 will be filed on Form 10-K.

On June 21, 2012, U.S. Geothermal Inc. announced that its wholly owned subsidiary, USG Nevada LLC, has notified its customer NV Energy that Commercial Operation was achieved by the new 11.75 gross ( 8.6 net) megawatt Unit I power plant. Electrical energy from the new power plant is now being sold for $89.75 per megawatt hour (“MWH”), subject to a 1% annual escalator, under the terms of a 25-year power purchase agreement. The new power plant is projected to generate an average of approximately 71,500 MWHs of electrical power each year. The new power plant replaces an existing facility that, prior to being removed from service, generated approximately 23,000 MWH annually using the same production and injection wells.

USG Nevada LLC expects to immediately file for the Section 1603 ITC cash grant of approximately $11 million for the project. Proceeds from the ITC grant will be used to repay an existing $7.5 million bridge loan and the balance will be available for general corporate purposes. U.S. Geothermal now intends to arrange long term financing for the project, but there can be no assurance that long-term financing will be available on terms favorable to U.S. Geothermal, or at all. The project engineering, procurement and construction contractor is working to complete a final list of items required to achieve contract completion under a fixed price contract that includes financial guarantees for the original completion date and power output of the plant.